Operating Segments	3 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Operating segments

25 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) - our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Miscellaneous segments. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of profit or loss before taxes, applying the same accounting policies described in these financial statements, except for the following adjustments as described below: exclusion of net finance expense, exclusion of depreciation and amortization expenses, exclusion of share of profit of equity-accounted investees, net of tax, exclusion of antitrust agreements expenses, exclusion of donations and social programs expenses, exclusion of impairment of assets, exclusion of restructuring expenses and exclusion of certain other operating income (expenses).

Brazil: this segment includes all the operating activities of the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of cattle by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara: this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America: this segment includes JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA: this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including thirty-one hog farms and eight feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride: this segment includes PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia: This segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). This segment also sells value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). This segment also operates lamb, pork, and fish, processing facilities in Australia and New Zealand including Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Miscellaneous (previously labeled as “others”): includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 10% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by consolidated operational segments is as follows:

	Three-month period ended March 31, 2026
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	3,788,840	2,379,293	7,166,565	2,031,663	4,529,387	2,144,898	298,788	22,339,434	(730,809)	21,608,625
Adjusted EBITDA (1)	167,692	369,259	(266,759)	274,116	449,657	132,760	6,607	1,133,332	—	1,133,332

	Three-month period ended March 31, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	3,169,982	2,150,468	6,421,610	2,001,663	4,459,422	1,621,529	118,366	19,943,040	(416,520)	19,526,520
Adjusted EBITDA (1)	131,078	425,693	(100,473)	247,302	660,201	160,355	3,571	1,527,727	—	1,527,727

(*)	Includes intercompany and intersegment transactions.

(1)	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows:

	Three-month period ended March 31,
	2026	2025
Profit before taxes	308,693	694,104
Share of profit of equity-accounted investees, net of tax	(138,415)	(2,735)
Net finance expense	314,210	191,546
Depreciation and amortization	617,488	535,648
Antitrust agreements (1)	24,644	79,549
Donations and social programs (2)	535	527
Impairment of assets (3)	—	5,662
Restructuring (4)	2,783	17,002
Other operating income (expense), net (5)	3,394	6,424
Total Adjusted EBITDA for operating segments	1,133,332	1,527,727

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries.
(2)	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
(3)	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

The net revenue and total assets are present below segregated by geographic area considering facilities location as additional information.

	Three-month period ended March 31, 2026
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	10,918,381	1,602,725	5,983,679	1,858,803	1,652,442	186,744	22,202,774	(594,149)	21,608,625

	Three-month period ended March 31, 2025
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	10,279,449	1,415,905	5,119,173	1,436,247	1,461,712	90,258	19,802,744	(276,224)	19,526,520

	March 31, 2026
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Total assets	13,866,782	3,212,446	15,915,986	4,000,411	8,594,795	438,934	46,029,354	(849,055)	45,180,299

	December 31, 2025
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Total assets	13,940,917	5,468,199	15,934,286	4,350,848	5,645,073	435,728	45,775,051	(618,565)	45,156,486

(1)	Includes intercompany and intersegment transactions.

(2)	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.

(3)	Amounts previously disclosed under the 'South America' geographic area are now presented on a disaggregated basis, with 'Brazil' identified as a standalone due to its operational significance. Remaining countries in the region are now grouped under 'Minor regions'. Accordingly, comparative information for prior periods has been restated to conform to the current period's presentation, ensuring consistency and comparability.